TAXES ON INCOME (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%	24.00%	25.00%
Capital Gain Tax Rate	25.00%
Operating Loss Carryforwards	$ 34,768
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	61,841
Income Tax Reconciliation, Change in Deferred Tax Assets Valuation Allowance	398
Effective Income Tax Rate, Continuing Operations	3.00%	(4.59%)	8.76%
Deferred Tax Assets Valuation Allowance Increase Decrease	288
Withholding Tax Rate	15.00%
Income Tax Holiday, Termination Date	Generally, "Approved Enterprise" tax benefits are limited to 12 years from commencement of production or 14 years from the date of approval, whichever expires earlier.
Liability for Uncertain Tax Positions, Current	$ 30	$ 40
Minimum [Member]
Distribution Tax Rate	10.00%
Maximum [Member]
Distribution Tax Rate	25.00%